Employee benefit obligations - Net Actuarial Results From Defined Benefit Plans (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Actuarial losses/(gains) from
changes in demographic assumptions	SFr 0.0	SFr (1.8)	SFr 0.0
changes in financial assumptions	(6.8)	(0.6)	(0.2)
changes in experience adjustments	1.3	2.3	1.8
Return on plan assets excl. interest income	1.1	(0.8)	0.1
Amounts recognized in other comprehensive income	SFr (4.4)	SFr (0.9)	SFr 1.6